Schedule of Supplemental Disclosure of Cash Flow Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Supplemental information:
Cash paid for interest	$ 25,275	$ 2,827
Non-cash transactions:
Director issued common stock upon termination		15,000
Acquisition of a business through the issuance of common stocks and warrants		20,865,167
Settlement of related party notes payable with the issuance of common stock		419,601
Settlement of liabilities through the issuance of common stock		176,999
Acquisition of assets through the issuance of common stock		1,256,040
Assets held for Sale- rerecognize MDC	1,105,000
Bad debt expense related to MDC sale	(1,180,620)
ROU assets obtained in exchange for lease liability	8,153,736	1,061,831
Debt issuance converted to stock		(419,601)
Issuance of convertible notes receivable	15,171,072
Roth CH Acquisition Corp merger	$ 3,934,546